UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
 (Exact name of Registrant as specified in charter)

721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
 (Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
 (Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2016

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
February 29, 2016 (Unaudited)
(Classifications are based on the North American Industry Classificiation System)

Shares		Value
	COMMON STOCKS - 99.7%
	Agriculture, Construction & Mining Machinery Manufacturing - 0.7%
5,400	The Toro Co.	$430,380

	Apparel Knitting Mills - 1.0%
10,100	Columbia Sportswear Co.	601,152
600	UniFirst Corporation	63,246
		664,398
	Architectural, Engineering, & Related Services - 1.2%
21,200	Jacobs Engineering Group Inc. (a)	819,380

	Audio & Video Equipment Manufacturing - 0.9%
15,800	Dolby Laboratories, Inc. - Class A	624,100

	Building Equipment Contractors - 0.9%
13,600	EMCOR Group Inc.	623,832

	Building Material & Supplies Dealers - 0.9%
4,900	The Home Depot, Inc.	608,188

	Business Support Services - 0.8%
18,300	WNS Holdings Ltd. - ADR (a)(b)	521,550

	Clothing Stores - 1.0%
30,200	American Eagle Outfitters, Inc.	460,852
1,500	The Children's Place, Inc.	102,210
2,600	The Gap, Inc.	71,890
		634,952
	Commercial & Service Industry Machinery Manufacturing - 0.6%
4,400	The Middleby Corp. (a)	407,440

	Communications Equipment Manufacturing - 0.6%
20,900	ADTRAN, Inc.	391,039

	Computer & Peripheral Equipment Manufacturing - 6.1%
23,200	Apple Inc.	2,243,208
30,300	Cisco Systems, Inc.	793,254
39,600	EMC Corp.	1,034,748
		4,071,210
	Computer Systems Design & Related Services - 3.7%
11,100	Accenture PLC - Class A (b)	1,112,886
450	athenahealth, Inc. (a)	58,081
32,300	Cadence Design Systems, Inc. (a)	696,065
2,900	Cerner Corp. (a)	148,074
5,000	Perficient, Inc. (a)	90,250
12,000	Sykes Enterprises, Inc. (a)	365,640
		2,470,996
	Couriers & Express Delivery Services - 0.5%
2,600	FedEx Corp.	355,888

	Cut & Sew Apparel Manufacturing - 0.8%
8,400	lululemon athletica Inc. (a)	526,932

	Data Processing, Hosting & Related Services - 2.4%
3,900	Automatic Data Processing, Inc.	330,291
5,500	Citrix Systems, Inc. (a)	388,575
1,575	CoStar Group Inc. (a)	278,869
8,800	Red Hat, Inc. (a)	575,080
		1,572,815
	Drugs & Druggists' Sundries Merchant Wholesalers - 0.8%
1,300	AmerisourceBergen Corp.	112,606
5,500	The Procter & Gamble Co.	441,595
		554,201
	Electrical Equipment Manufacturing - 2.4%
59,000	ABB Ltd. - ADR (b)	1,050,200
11,100	AMETEK, Inc.	515,151
		1,565,351
	Electronic Shopping & Mail-Order Houses - 5.3%
4,360	Amazon.com, Inc. (a)	2,408,987
29,900	Copart, Inc. (a)	1,128,725
		3,537,712
	Electronics & Appliance Stores - 0.5%
9,400	Best Buy Co., Inc.	304,466

	Engine, Turbine & Power Transmission Equipment Manufacturing - 2.4%
8,200	Brunswick Corp.	348,828
12,900	Cummins, Inc.	1,258,653
		1,607,481
	Footwear Manufacturing - 0.7%
7,400	NIKE, Inc. - Class B	455,766

	Freight Transportation Arrangement - 1.6%
900	C.H. Robinson Worldwide, Inc.	62,847
22,400	Expeditors International of Washington, Inc.	1,025,472
		1,088,319
	General Freight Trucking - 0.7%
7,300	Old Dominion Freight Line, Inc. (a)	471,288

	Grocery & Related Product Wholesalers - 0.3%
4,500	Unilever PLC - ADR (b)	192,690

	Health & Personal Care Stores - 0.5%
12,700	Vitamin Shoppe, Inc. (a)	350,393

	Household Appliances, Electrical, Electronic Goods - 1.7%
2,800	TE Connectivity Ltd. (b)	159,376
4,430	W.W. Grainger, Inc.	960,867
		1,120,243
	Jewelry, Luggage, & Leather Goods Stores - 0.3%
3,400	Tiffany & Co.	220,932

	Local Messengers & Local Delivery - 0.2%
1,500	United Parcel Service, Inc. (UPS) - Class B	144,825

	Management, Scientific & Technical Consulting Services - 2.1%
12,900	Korn/Ferry International	366,618
11,900	MAXIMUS, Inc.	585,123
6,700	salesforce.com, Inc. (a)	453,925
		1,405,666

	Manufacturing & Reproducing Magnetic & Optical Media - 0.6%
13,700	National Instruments Corp.	395,245

	Medical Equipment & Supplies Manufacturing - 4.1%
5,300	3M Co.	831,411
2,400	C.R. Bard, Inc.	461,712
10,600	DENTSPLY International, Inc.	646,176
1,200	Intuitive Surgical, Inc. (a)	675,672
800	Stryker Corp.	79,904
		2,694,875
	Metal Ore Mining - 0.7%
7,500	Franco-Nevada Corp. (b)	446,925

	Motor Vehicle & Motor Vehicle Parts & Supplies Merchant Wholesalers - 1.8%
6,100	Delphi Automotive PLC (b)	406,748
2,930	O'Reilly Automotive, Inc. (a)	762,738
		1,169,486
	Motor Vehicle Body & Trailer Manufacturing - 0.7%
6,400	Thor Industries, Inc.	354,432
6,000	Winnebago Industries, Inc.	112,380
		466,812
	Motor Vehicle Manufacturing - 0.1%
275	Tesla Motors, Inc. (a)	52,781

	Motor Vehicle Parts Manufacturing - 1.3%
7,400	Honeywell International, Inc.	749,990
3,300	Sun Hydraulics Corp.	98,274
		848,264
	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 5.2%
23,700	Agilent Technologies, Inc.	885,195
1,070	Illumina, Inc. (a)	160,757
5,800	MTS Systems Corp.	318,710
6,900	Rockwell Automation, Inc.	718,221
3,500	Roper Industries, Inc.	587,755
10,000	Varian Medical Systems, Inc. (a)	782,200
		3,452,838
	Newspaper, Periodical, Book, & Directory Publishers - 2.5%
96,800	RELX PLC - ADR (b)	1,686,256

	Office Administrative Services - 0.5%
3,700	Gartner, Inc. (a)	304,880

	Oil & Gas Extraction - 1.7%
3,700	Diamondback Energy, Inc. (a)	263,625
1,000	EOG Resources, Inc.	64,740
11,200	Occidental Petroleum Corp.	770,784
		1,099,149
	Other Electrical Equipment & Component Manufacturing - 0.1%
900	Hubbell, Inc.	89,424

	Other General Merchandise Stores - 0.4%
3,300	Dollar General Corporation	245,025

	Other General Purpose Machinery Manufacturing - 0.3%
2,100	Graco, Inc.	164,472

	Other Information Services - 5.6%
1,750	Alphabet Inc. - Class A (a)	1,255,135
1,648	Alphabet Inc. - Class C (a)	1,149,926
12,300	Facebook Inc. - Class A (a)	1,315,116
		3,720,177
	Other Miscellaneous Manufacturing - 0.7%
11,700	Coach, Inc.	455,598

	Other Professional, Scientific & Technical Services - 0.7%
18,800	Ritchie Bros. Auctioneers Inc. (b)	449,508

	Other Schools & Instruction - 0.9%
18,900	New Oriental Education & Technology Group, Inc. - ADR (b)	588,357

	Petroleum & Coal Products Manufacturing - 2.5%
20,500	Exxon Mobil Corp.	1,643,075

	Pharmaceutical & Medicine Manufacturing - 13.9%
15,300	Abbott Laboratories	592,722
4,270	Alexion Pharmaceuticals, Inc. (a)	601,216
17,100	Alkermes PLC (a)(b)	551,817
2,000	Alnylam Pharmaceuticals, Inc. (a)	117,140
5,400	Bristol-Myers Squibb Co.	334,422
7,600	Celgene Corp. (a)	766,308
12,900	Gilead Sciences, Inc.	1,125,525
4,400	IDEXX Laboratories, Inc. (a)	321,904
7,200	Ionis Pharmaceuticals, Inc. (a)	248,832
17,400	Johnson & Johnson	1,830,654
19,900	Merck & Co., Inc.	999,179
13,300	Novartis AG - ADR (b)	945,763
720	Regeneron Pharmaceuticals, Inc. (a)	276,494
2,600	United Therapeutics Corp. (a)	317,044
2,300	Vertex Pharmaceuticals Inc. (a)	196,627
		9,225,647
	Professional & Commercial Equipment - 1.1%
4,500	Henry Schein, Inc. (a)	744,525

	Rail Transportation - 0.3%
2,100	Union Pacific Corp.	165,606

	Scientific Research & Development Services - 0.5%
295	Biogen Idec Inc. (a)	76,529
3,300	Incyte Corp. (a)	242,550
		319,079
	Semiconductor & Other Electronic Component Manufacturing - 4.3%
5,200	Applied Materials, Inc.	98,124
3,400	Cavium, Inc. (a)	202,266
24,600	Intel Corp.	727,914
41,339	Intersil Corp. - Class A	527,899
10,600	NVIDIA Corp.	332,416
7,600	QUALCOMM, Inc.	386,004
9,300	Texas Instruments Inc.	493,086
2,000	Xilinx, Inc.	94,440
		2,862,149

		Software Publishers - 5.3%
8,100		Aspen Technology, Inc. (a)	267,057
18,800		Autodesk Inc. (a)	972,712
3,700		Intuit Inc.	357,568
30,800		Microsoft Corp.	1,567,104
2,900		Tyler Technologies, Inc. (a)	348,928
			3,513,369
		Support Activities for Mining - 0.9%
8,300		Schlumberger Ltd. (b)	595,276

		Travel Arrangement & Reservation Services - 1.0%
510		The Priceline Group, Inc. (a)	645,257

		Wholesale Electronic Markets & Agents & Brokers - 0.4%
2,900		Genuine Parts Co.	261,435

		TOTAL COMMON STOCKS (Cost $62,938,785)	66,047,923

		Total Investments (Cost $62,938,785) - 99.7%	66,047,923
		Other Assets in Excess of Liabilities - 0.3%	198,928
		TOTAL NET ASSETS - 100.0%	$66,246,851

		Percentages are stated as a percent of net assets.

ADR		American Depository Receipt
	(a)	Non Income Producing
	(b)	Foreign Issued Securities

		The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows*:

		Cost of investments	$62,938,785
		Gross unrealized appreciation on investments	6,874,248
		Gross unrealized depreciation on investments	(3,765,110)
		Net unrealized appreciation on investments	$3,109,138

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 29, 2016 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived  valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$66,047,923	-	-	$66,047,923
Total*	$66,047,923	-	-	$66,047,923

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund’s policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

Derivatives and Hedging Activities at February 29, 2016 (Unaudited)

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities. The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position. The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

In January, 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and nternational Reporting Financial Standards (“IFRS”). ASU No. 2013-01 clarifies ASU No. 2011-11. Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”).

Specifically, the ASU requires reporting entities to present separately for assets and liabilities. a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) The net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013. There is no impact of the ASU on the financial statements of the Fund for the nine months ended February 29, 2016.

Recent Accounting Pronouncement

In August 2014, the FASB issued ASU 2014-15 — Presentation of Financial Statements — Going Concern (Subtopic 205-40). The pronouncement determines management’s responsibility regarding assessment of the Funds’ ability to continue as a going concern, even if the Funds’ liquidation is not imminent. Currently, no similar guidance exists. Under this guidance, during each period in which financial statements are prepared, management needs to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the Funds’ ability to continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists if these conditions or events indicate that the Funds will be unable to meet their obligations as they become due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management’s plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after December 15, 2016, however, early adoption is permitted. Management does not believe that the update will have an impact on the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By    /s/ Bassam Osman
         Bassam Osman, President

Date  April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Bassam Osman
         Bassam Osman, President

Date  April 28, 2016

By   /s/ Mohammad Basheeruddin
        Mohammad Basheeruddin, Treasurer

Date  April 28, 2016